Significant partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Significant partly-owned subsidiaries
Schedule of financial information for partly owned subsidiaries

EURm	2019	2018
Summarized income statement
Net sales(2)	2 013	2 518
Operating (loss)/profit	(26)	54
(Loss)/profit for the year	(47)	25
(Loss)/profit for the year attributable to:
Equity holders of the parent	(47)	25
Non-controlling interests(3)	–	–
Summarized statement of financial position
Non-current assets	651	600
Non-current liabilities	(192)	(127)
Non-current net assets	459	473
Current assets(4)	2 669	3 340
Current liabilities	(1 637)	(2 209)
Current net assets	1 032	1 131
Net assets(5)	1 491	1 604
Non-controlling interests(3)	–	–
Summarized statement of cash flows
Net cash from/(used in) operating activities	125	(103)
Net cash used in investing activities	(87)	(92)
Net cash from/(used in) financing activities	38	(63)
Net increase/(decrease) in cash and cash equivalents	76	(258)
(1)

Financial information for the Nokia Shanghai Bell Group is presented before eliminations of intercompany transactions with the rest of the Group but after eliminations of intercompany transactions between entities within the Nokia Shanghai Bell Group.

(2)	Includes EUR 100 million (EUR 268 million in 2018) net sales to other Group entities.
(3)	Based on the contractual arrangement with China Huaxin, the Group does not recognize any non-controlling interest in Nokia Shanghai Bell.
(4)	Includes a total of EUR 819 million (EUR 738 million in 2018) of cash and cash equivalents and current financial investments.

The distribution of the profits of Nokia Shanghai Bell Co., Ltd requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year